Leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease [Line Items]
Balance	$ 407	$ 168	$ 168	$ 197
Additions following the acquisition of POM			16
Additions during the year	4,127		512	102
Terminations during the year	(239)
Amortization during the year	(281)	(131)	(286)	(146)
Effect of changes in exchange rates	(402)		(3)	15
Balance	$ 3,612	$ 306	$ 407	$ 168